Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities carried at fair value	$ 806	$ 689	$ 1,335	$ 1,126
Interest expense for liabilities carried at amortized cost	$ 10,843	$ 8,279	$ 21,447	$ 15,192